Consolidated Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of Treasury Shares Held
Treasury shares held by Sanofi are as follows:

	Number of shares (million)	% of share capital for the period
June 30, 2022	13.43	1.061%
December 31, 2021	11.02	0.872%
June 30, 2021	8.25	0.655%
January 1, 2021	8.28	0.658%

Summary of Principal Characteristics of Restricted Share Plans
Restricted share plans are accounted for in accordance with the policies described in Note B.24.3. to the consolidated financial statements for the year ended December 31, 2021. The principal features of the plans awarded in 2022 are set forth below:

2022
Type of plan	Performance share plan
Date of Board meeting approving the plan	May 3, 2022
Total number of shares subject to a 3-year service period	3,344,432
Of which with no market condition	2,000,627
Fair value per share awarded (a)	€91.19
Of which with market conditions	1,343,805
Fair value per share awarded other than to the Chief Executive Officer (1,146,431 shares in total) (b)	€86.65
Fair value per share awarded other than to the Chief Executive Officer (114,874 additional shares) (c)	€49.00
Fair value per share awarded to the Chief Executive Officer (82,500 shares) (b)	€84.46
Fair value of plan at the date of grant (€ million)	294
(a)Quoted market price per share at the date of grant, adjusted for dividends expected during the vesting period.
(b) Weighting between (i) fair value determined using the Monte Carlo model and (ii) market price of Sanofi shares at the date of grant, adjusted for dividends expected during the vesting period.
(c) Additional tranche subject to a higher level of market conditions.

Summary of Number of Restricted Shares Not Yet Fully Vested
The total expense recognized for all restricted share plans, and the number of restricted shares not yet fully vested, are shown in the table below:

	June 30, 2022	June 30, 2021
Total expense for restricted share plans (€ million)	105	83
Number of shares not yet fully vested	9,559,052	9,996,495
Under 2022 plans	3,341,379	—
Under 2021 plans	3,281,880	3,484,420
Under 2020 plans	2,935,793	3,175,084
Under 2019 plans	—	3,252,099
Under 2018 plans	—	84,892

Summary of Options Outstanding and Exercisable
The table below provides summary information about options outstanding and exercisable as of June 30, 2022:

Range of exercise prices per share	Outstanding			Exercisable
	Number of options	Weighted average residual life (years)	Weighted average exercise price per share (€)	Number of options	Weighted average exercise price per share (€)
From €60.00 to €70.00 per share	168,784	5.84	65.84	168,784	65.84
From €70.00 to €80.00 per share	1,181,369	2.94	74.40	967,969	73.89
From €80.00 to €90.00 per share	606,904	3.82	89.20	606,904	89.20
Total	1,957,057			1,743,657

Summary of Number of Shares Used to Compute Diluted Earnings Per Share	Diluted earnings per share is computed using the number of shares outstanding plus stock options with dilutive effect and restricted shares.

(million)	June 30, 2022 (6 months)	June 30, 2021 (6 months)	December 31, 2021 (12 months)
Average number of shares outstanding	1,250.0	1,250.3	1,252.5
Adjustment for stock options with dilutive effect	0.4	0.3	0.3
Adjustment for restricted shares	4.9	5.0	5.1
Average number of shares used to compute diluted earnings per share	1,255.3	1,255.6	1,257.9

Summary of Movements within Other Comprehensive Income
Movements within other comprehensive income are shown below:

(€ million)	June 30, 2022 (6 months)	June 30, 2021 (6 months)	(a)	December 31, 2021 (12 months)
Actuarial gains/(losses):
▪Actuarial gains/(losses) excluding investments accounted for using the equity method	1,110	309		685
▪Actuarial gains/(losses) of investments accounted for using the equity method, net of taxes	—	—		1
▪Tax effects	(333)	(6)		(36)
Equity instruments included in financial assets and financial liabilities:
▪Change in fair value (excluding investments accounted for using the equity method)	(3)	70		154
▪Change in fair value (investments accounted for using the equity method, net of taxes)	—	—		—
▪Equity risk hedging instruments designated as fair value hedges	16	(3)		11
▪Tax effects	(3)	(4)		(18)
Items not subsequently reclassifiable to profit or loss	787	366		797
Debt instruments included in financial assets:
▪Change in fair value (excluding investments accounted for using the equity method) (b)	(52)	(17)		(21)
▪Change in fair value (investments accounted for using the equity method, net of taxes)	—	—		—
▪Tax effects	8	4		5
Cash flow hedges and fair value hedges:
▪Change in fair value (excluding investments accounted for using the equity method) (c)	(17)	(4)		(6)
▪Change in fair value (investments accounted for using the equity method, net of taxes)	—	—		—
▪Tax effects	4	—		2
Change in currency translation differences:
▪Currency translation differences on foreign subsidiaries (excluding investments accounted for using the equity method) (d)	3,775	1,171		2,719
▪Currency translation differences (investments accounted for using the equity method)	(11)	(3)		(6)
▪Hedges of net investments in foreign operations	(329)	(107)		(254)
▪Tax effects	85	30		71
Items subsequently reclassifiable to profit or loss	3,463	1,074		2,510
(a)Includes the impacts of the IFRIC agenda decisions of March 2021 (on the costs of configuration and customization of software used under a SaaS contract) and of April 2021 (on the attribution of benefits to periods of service), as described in note A.2.1. to the consolidated financial statements for the year ended December 31, 2021. These impacts are not significant for Sanofi as of June 30, 2021.
(b)Includes reclassifications to profit or loss: €2 million in the first half of 2022, and €4 million in 2021.
(c)Includes reclassifications to profit or loss: €17 million in the first half of 2022, and €12 million in 2021 (including €4 million in the first half of 2021).
(d)Currency translation differences on foreign subsidiaries are mainly due to the appreciation of the US dollar.
Includes a reclassification to profit or loss of -€35 million in the first half of 2022 in relation to the deconsolidation of EUROAPI (see Note B.1.).